OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2016
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

18.   OTHER LONG-TERM LIABILITIES

December 31,	2016	2015
(millions of Canadian dollars)
Regulatory liabilities	793	787
Derivative liabilities (Note 24)	2,713	3,950
Pension and OPEB liabilities (Note 26)	597	517
Asset retirement obligations (Note 19)	230	189
Environmental liabilities	76	89
Other	572	524

	4,981	6,056